RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets measured at fair value:
Cash and cash equivalents	$ 624	$ 627	$ 642	$ 525
Restricted cash	85	202
Investments in debt and equity securities	0	171
Property, plant and equipment, at fair value	38,696	44,038
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(4,432)	0
BEPC exchangeable and class A.2 exchangeable shares	(4,168)	0
BEPC exchangeable and class B shares	0	(4,721)
Non-recourse borrowings	(13,675)	(16,243)
Total	16,698	22,511
Investments in debt securities measured at amortized cost	566	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	56
Level 1
Assets measured at fair value:
Cash and cash equivalents	624
Restricted cash	85
Investments in debt and equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(4,432)
BEPC exchangeable and class A.2 exchangeable shares	(4,168)
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(1,788)
Total	(9,679)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(11,887)
Total	(11,880)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	0
Property, plant and equipment, at fair value	38,696
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
BEPC exchangeable and class B shares	0
Non-recourse borrowings	0
Total	38,257
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	8	9
Liabilities measured at fair value:
Derivative financial liabilities	(111)	(500)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	(42)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	8
Liabilities measured at fair value:
Derivative financial liabilities	(69)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	60	86
Liabilities measured at fair value:
Derivative financial liabilities	(108)	(74)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	60
Liabilities measured at fair value:
Derivative financial liabilities	(108)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	115	159
Liabilities measured at fair value:
Derivative financial liabilities	(10)	(24)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	115
Liabilities measured at fair value:
Derivative financial liabilities	(10)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	37	0
Liabilities measured at fair value:
Derivative financial liabilities	(45)	(284)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	37
Liabilities measured at fair value:
Derivative financial liabilities	(45)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(378)	$ (935)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	$ (378)